Subsequent Events - Additional Information (Details) - Major Business Combination € in Millions, $ in Millions	Feb. 22, 2022 USD ($)	Feb. 22, 2022 EUR (€)	Feb. 01, 2022 USD ($)
Authentic Brands Group LLC
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Date of commercial agreement	Feb. 22, 2022	Feb. 22, 2022
Committed minimum royalty payments	$ 374.0	€ 329.9
Life of agreement	11 years	11 years
Violet Grey Inc.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Date of acquisition			Feb. 01, 2022
Total consideration transferred			$ 44.4
Cash			43.5
Ordinary shares issued			$ 0.9